Unaudited Interim Condensed Consolidated Statement of Cash Flows € in Thousands, $ in Millions		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (20,818)	€ 33,976
Gain from sale of Priority Review Voucher, net		0	(90,833)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		17,780	23,973
Changes in non-current operating assets and liabilities		456	(1,117)
Changes in working capital		(7,788)	(31,153)
Cash used in operations		(10,369)	(65,154)
Income tax paid		(575)	(1,106)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(10,943)	(66,261)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(2,667)	(4,104)
Proceeds from sale of property, plant and equipment		21	172
Purchases of intangible assets		(61)	(79)
Proceeds from sale of Priority Review Voucher		0	90,833
Interest received		1,065	787
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(1,642)	87,608
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		20,136	0
Proceeds from borrowings, net of transaction costs		0	(944)
Repayment of borrowings		0	(2,782)
Repayment of borrowings		(1,384)	(2,136)
Interest paid	[1]	(9,452)	(10,727)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		9,299	(16,589)
NET CHANGE IN CASH AND CASH EQUIVALENTS		(3,286)	4,759
Cash and cash equivalents at beginning of the year		168,271	126,080
Exchange gains/(losses) on cash		(3,677)	575
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 161,307	€ 131,413

[1]	Cash flows relating to the interest on the lease liabilities amounted to €0.4 million as at June 30, 2025 (June 30, 2024: €0.4 million)